SCHEDULE OF INVESTMENTS (000)*

June 30, 2021 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.7%

Air Canada, Class A1	4,970,900	$102,257

China — 0.5%

Beijing Capital International Airport Co. Ltd., Class H	45,158,000	29,953

France — 16.2%

Airbus SE [1]	992,305	127,593

Alstom S.A.[1]	1,222,995	61,762

AXA SA	3,881,811	98,432

BNP Paribas SA	383,422	24,037

Carrefour SA	975,562	19,185

Danone SA	1,384,390	97,458

Pernod Ricard SA	332,000	73,695

Sanofi	1,835,872	192,349

TotalEnergies SE	3,431,982	155,270

Valeo S.A.	849,600	25,558

Vinci S.A.	682,522	72,829

		948,168

Germany — 11.0%

BASF SE	1,640,563	129,245

Bayer AG	975,490	59,234

Infineon Technologies AG	911,782	36,564

RWE AG	3,658,124	132,557

SAP SE	1,211,509	170,719

Siemens AG	737,554	116,858

		645,177

Hong Kong — 1.1%

Sands China Ltd.[1]	14,680,400	61,828

Indonesia — 0.5%

Bank Mandiri Persero Tbk PT	78,188,400	31,815

Ireland — 1.3%

Ryanair Holdings PLC ADR[1]	680,249	73,610

Italy — 6.0%

Enel SpA	16,709,731	155,179

UniCredit SpA	16,445,708	194,030

		349,209

Japan — 9.7%

FANUC Corp.	494,100	119,172

Murata Manufacturing Co. Ltd.	1,735,700	132,519

Sompo Holdings Inc.	1,558,800	57,612

Sumitomo Mitsui Financial Group Inc.	2,387,000	82,292

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)

Takeda Pharmaceutical Co. Ltd.	5,369,900	$179,762

		571,357

Mexico — 0.5%

Grupo Financiero Banorte SAB de CV, Class O	4,210,457	27,112

Netherlands — 4.2%

Akzo Nobel NV	948,936	117,246

ArcelorMittal S.A.	2,039,172	62,504

ING Groep NV	4,844,522	63,992

		243,742

Peru — 0.5%

Credicorp Ltd.[1]	257,014	31,127

South Korea — 6.4%

Samsung Electronics Co. Ltd.	3,137,223	224,814

SK Hynix Inc.	1,342,384	151,981

		376,795

Spain — 7.7%

Aena SME S.A.[1]	597,328	97,955

Amadeus IT Group S.A.[1]	2,520,836	177,312

Banco Bilbao Vizcaya Argentaria S.A.[1]	13,963,935	86,564

CaixaBank SA	28,664,210	88,166

		449,997

Switzerland — 12.6%

ABB Ltd.	1,974,064	66,972

Cie Financiere Richemont SA, Class A	841,253	101,787

Credit Suisse Group AG	6,711,612	70,304

Novartis AG	2,175,809	198,286

Roche Holding AG	490,620	184,821

Zurich Insurance Group AG	294,317	118,077

		740,247

United Kingdom — 16.3%

AstraZeneca PLC	391,612	47,037

Balfour Beatty PLC[1]	7,162,003	30,375

Barclays PLC	28,890,828	68,388

BP PLC	28,286,194	123,254

British American Tobacco PLC	2,684,999	103,996

Compass Group PLC[1]	1,374,701	28,943

Prudential PLC	4,395,072	83,505

RELX PLC	3,437,318	91,434

Rolls-Royce Holdings PLC[1]	141,386,451	193,467

Unilever PLC	2,243,655	131,300

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway International Value Fund	Number of Shares / Face Amount	Value

United Kingdom — (continued)

WH Smith PLC[1]	2,592,956	$57,694

		959,393

Total Common Stock

(Cost $4,805,126) — 96.2%		5,641,787

CONVERTIBLE BONDS

Switzerland — 0.3%

Credit Suisse Group Guernsey VII Ltd., 3.000%, 11/12/2021[1,2]	$16,473,000	19,949

Total Convertible Bonds

(Cost $18,053) — 0.3%		19,949

PREFERRED STOCK

Germany — 0.2%

Volkswagen AG‡	54,370	13,616

Total Preferred Stock

(Cost $9,273) — 0.2%		13,616

Total Investments — 96.7%

(Cost $4,832,452)		5,675,352

Other Assets in Excess of Liabilities — 3.3%		192,012

Net Assets — 100.0%		$5,867,364

*	Except for share and convertible bonds data.
[1]	Non-income producing security.
[2]	Securities considered illiquid. The total market value of such securities as of June 30, 2021 was $19,949 and represented 0.3% of net assets.
‡	There is no current rate available.

ADR American Depositary Receipt

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2021 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$102,257	$—	$—	$102,257
China	29,953	—	—	29,953
France	948,168	—	—	948,168
Germany	645,177	—	—	645,177
Hong Kong	61,828	—	—	61,828
Indonesia	31,815	—	—	31,815
Ireland	73,610	—	—	73,610
Italy	349,209	—	—	349,209
Japan	571,357	—	—	571,357
Mexico	27,112	—	—	27,112
Netherlands	243,742	—	—	243,742
Peru	31,127	—	—	31,127
South Korea	376,795	—	—	376,795
Spain	449,997	—	—	449,997
Switzerland	740,247	—	—	740,247
United Kingdom	959,393	—	—	959,393

Total Common Stock	5,641,787	—	—	5,641,787

Convertible Bonds	—	19,949	—	19,949

Preferred Stock	13,616	—	—	13,616

Total Investments in Securities	$5,655,403	$19,949	$—	$5,675,352

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3400